Discontinued Operations - Summary of Assets, Liabilities, Results of Operations and Cash Flows of Discontinued Operations (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
		May 31, 2020 CNY (¥)	May 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Total current assets associated with discontinued operations							¥ 184,032
Total non-current assets associated with discontinued operations							429,468
Current liabilities:
Total current liabilities associated with discontinued operations							63,341
Total non-current liabilities associated with discontinued operations							5,676
Operating expenses:
Net (loss)/income from discontinued operations				¥ (62,366)		$ (9,558)	54,242	¥ (314)
Net cash provided by discontinued operating activities				186		29	41,080	2,088
Net cash (used in)/provided by discontinued investing activities				265,753		$ 40,728	(80,352)	(62,057)
Net cash used in discontinued financing activities							(144,100)
Yitian Xindong
Current assets:
Cash and cash equivalents							46,840
Accounts receivable, net							28,645
Amounts due from related parties							3,070
Prepayment and other current assets	[1]						105,477
Total current assets associated with discontinued operations							184,032
Property and equipment, net							4,293
Intangible assets, net							85,647
Goodwill							338,288
Operating lease right-of-use assets							1,240
Total non-current assets associated with discontinued operations							429,468
Total assets associated with discontinued operations							613,500
Current liabilities:
Accounts payable							10,910
Amounts due to related parties							68
Advances from customers							9,728
Taxes payable							3,746
Salary and welfare payable							17,118
Accrued expenses and other current liabilities							19,319
Operating lease liabilities							2,452
Total current liabilities associated with discontinued operations							63,341
Deferred tax liabilities							5,668
Operating lease liabilities							8
Total non-current liabilities associated with discontinued operations							5,676
Total liabilities associated with discontinued operations							69,017
Revenues				69,917	[2]		203,281	1,098
Cost of revenues				(33,875)	[2]		(84,972)	(705)
Gross profit				36,042	[2]		118,309	393
Operating expenses:
Sales and marketing expenses				(29,377)	[2]		(74,011)	(582)
General and administrative expenses				(6,539)	[2]		(29,741)	(144)
Technology and product development expenses				(9,664)	[2]		(26,016)
Goodwill impairment	[2]			(39,352)
Changes in fair value of financial assets-contingent returnable consideration							62,051
Total operating expenses				(84,932)	[2]		(67,717)	(726)
(Loss)/income from operations				(48,890)	[2]		50,592	(333)
Interest income, net				270	[2]		597	5
Loss from disposal of discontinued operations		¥ (14,700)	$ (2,100)	(14,678)	[2]
Others, net				569	[2]		1,344
(Loss)/income before tax				(62,729)	[2]		52,533	(328)
Income tax benefit				363	[2]		1,709	14
Net (loss)/income from discontinued operations				(62,366)	[2]		54,242	(314)
Net cash provided by discontinued operating activities				186	[2]		41,080	2,088
Net cash (used in)/provided by discontinued investing activities				¥ 265,753	[2]		(25,952)	¥ (62,057)
Net cash used in discontinued financing activities							¥ (144,100)

[1]	Prepayment and other current assets included the financial assets — contingent returnable consideration of RMB98.5 million, which represented the fair value of the Group’s right to receive the contingent returnable consideration, subject to certain price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020. The Group assesses the probability of whether Yitian Xindong’s operating and financial performance targets in 2019 and 2020 could be achieved at each reporting period, and adjusts the fair value of the financial assets accordingly based on its probability assessment.
[2]	The results of operations and cash flows of discontinued operations included those of the discontinued operations from January 1, 2020 to May 18, 2020.